Consolidated Statements of Equity $ in Millions		CAD ($)	Common Shares CAD ($)	Preferred Shares CAD ($)	Common Shares CAD ($)	Common Shares Common Shares CAD ($)	Treasury Shares CAD ($)	Preferred Shares CAD ($)	Warrants CAD ($)	Paid in Surplus CAD ($)	Paid in Surplus Common Shares CAD ($)	Retained Earnings CAD ($)	Retained Earnings Common Shares CAD ($)	Retained Earnings Preferred Shares CAD ($)	AOCI CAD ($) [1]
Beginning balance at Dec. 31, 2022		$ 27,576			$ 16,320		$ 0	$ 519	$ 184	$ 2,691		$ 6,392			$ 1,470
Net Earnings (Loss)		4,109										4,109
Other Comprehensive Income (Loss), Net of Tax		(262)													(262)
Comprehensive Income (Loss)		3,847										4,109			(262)
Common shares issued under stock option plans (in shares)						58
Common Shares Issued Under Stock Option Plans			$ 46								$ (12)
Purchase of Common Shares Under NCIBs	[2]		(1,061)			$ (373)					(688)
Warrants Exercised		18			26				(8)
Stock-Based Compensation Expense		11								11
Dividends paid		(990)	(990)	$ (36)									$ (990)	$ (36)
Variable Dividends on Common Shares		0
Warrants Purchased and Cancelled		(713)							(151)			(562)
Ending balance at Dec. 31, 2023		28,698			16,031		0	519	25	2,002		8,913			1,208
Net Earnings (Loss)		3,142										3,142
Other Comprehensive Income (Loss), Net of Tax		1,105													1,105
Comprehensive Income (Loss)		4,247										3,142			1,105
Common shares issued under stock option plans (in shares)						68
Common Shares Issued Under Stock Option Plans			52								(16)
Purchase of Common Shares Under NCIBs	[2]		(1,445)			$ (479)					$ (966)
Purchase of Common Shares Under Employee Benefit Plan		(43)					(43)
Preferred Shares Redeemed		(250)						(163)		(87)
Warrants Exercised		26			39				(13)
Stock-Based Compensation Expense		11								11
Dividends paid		(1,255)	(1,255)	$ (36)									(1,255)	$ (36)
Variable Dividends on Common Shares		(251)	$ (251)										$ (251)
Ending balance at Dec. 31, 2024		$ 29,754			$ 15,659		$ (43)	$ 356	$ 12	$ 944		$ 10,513			$ 2,313

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	(2)Normal course issuer bid (“NCIB”). For the year ended December 31, 2024, amount includes taxes payable on purchase of shares.